Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2022	$(3,372)	$4,007	$635
Other comprehensive income (loss) before reclassifications	(503)	592	89
Reclassifications to statements of earnings	—	(1,013)	(1,013)
Total other comprehensive loss	(503)	(421)	(924)
Balance, March 31, 2023	(3,875)	3,586	(289)
Other comprehensive income (loss) before reclassifications	1,455	(469)	986
Reclassifications to statements of earnings	—	(647)	(647)
Total other comprehensive income (loss)	1,455	(1,116)	339
Balance, March 31, 2024	$(2,420)	$2,470	$50